Risk management - NII-at-Risk banking books per business - year one (Details) - NII-at-Risk [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	€ (83)	€ (136)
Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	60	79
Wholesale Banking [Member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	135	(12)
Wholesale Banking [Member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(83)	12
Retail Belux Segment [Member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(114)	(91)
Retail Belux Segment [Member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	105	40
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(52)	(3)
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(14)	(3)
Corporate Line Banking [member] | Ramped Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	(52)	(30)
Corporate Line Banking [member] | Ramped Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
Value at risk	€ 52	€ 30